CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2015	$ 104,134,222	$ 200,000	$ 33,971,455	$ (155,343)	$ 2,596,227	$ 5,631,373	$ 50,258,265	$ 11,632,245
Balance, shares at Dec. 31, 2015		20,000,000		(171,210)
Net income	5,323,482	$ 0	0	$ 0	0	0	4,823,973	499,509
Transfer to statutory reserve	0	0	0	0	0	491,649	(491,649)
Common shares repurchase	(36,810)	$ 0	0	$ (36,810)	0	0	0
Common shares repurchase, shares		0		(37,680)
Foreign currency translation adjustment	(6,975,100)	$ 0	0	$ 0	(6,975,100)	0	0
Balance at Dec. 31, 2016	102,445,794	$ 200,000	33,971,455	$ (192,153)	(4,378,873)	6,123,022	54,590,589	12,131,754
Balance, shares at Dec. 31, 2016		20,000,000		(208,890)
Net income	5,898,378	$ 0	0	$ 0	0	0	5,345,311	553,067
Transfer to statutory reserve	0	0	0	0	0	549,232	(549,232)
Foreign currency translation adjustment	6,606,207	0	0	0	6,606,207	0	0
Balance at Dec. 31, 2017	$ 114,950,379	$ 200,000	33,971,455	$ (192,153)	2,227,334	6,672,254	59,386,668	12,684,821
Balance, shares at Dec. 31, 2017	19,791,110	20,000,000		(208,890)
Net income	$ 11,384,983	$ 0	0	$ 0	0	0	10,379,453	1,005,530
Transfer to statutory reserve	0	0	0	0	0	1,092,559	(1,092,559)
Foreign currency translation adjustment	(6,272,303)	0	0	0	(6,272,303)	0	0
Balance at Dec. 31, 2018	$ 120,063,059	$ 200,000	$ 33,971,455	$ (192,153)	$ (4,044,969)	$ 7,764,813	$ 68,673,562	$ 13,690,351
Balance, shares at Dec. 31, 2018	19,791,110	20,000,000		(208,890)